Company Overview (Details Narrative)								1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 21, 2023	Feb. 03, 2022 USD ($) shares	Feb. 03, 2022 CAD ($) shares	Aug. 03, 2021 CAD ($) shares	Jun. 24, 2021 CAD ($) shares	Jun. 24, 2021 CAD ($) shares	Apr. 27, 2021 CAD ($) shares	Jan. 31, 2023 shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 03, 2022 CAD ($)	Aug. 03, 2021 $ / shares	Aug. 03, 2021 CAD ($)	Apr. 27, 2021 $ / shares	Apr. 27, 2021 CAD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired													$ 398,482	$ 398,482	$ 790,593
Issuance of non-interest bearing promissory note face value					$ 200,000	$ 200,000								$ 899,999						$ 200,000
Number of shares issued | shares					987,741	987,741	987,741	23,705
Stock issued during period, value							$ 2,800,000								$ 6,596,500
Shares issued price per share | $ / shares																	$ 2.30		$ 2.30
Common stock issued held In escrow value shares | shares				344,957	344,957
Description of escrowed shares				If within 24 months of the closing TOBC has cumulative revenue of at least CAD$1,300,000, the Sellers will receive all of the escrowed shares. If as of the 24-month anniversary of the closing, TOBC has cumulative revenue of less than CAD$1,300,000, the Sellers will receive a prorated number of the escrowed shares based on the actual cumulative revenue of TOBC as of such date
Reverse stock split	one-for-twenty reverse stock split
Revision of Prior Period, Adjustment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, value									$ 281,389	$ 200,000	$ 1,880,692
Gault Sea Food, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares		167,093	167,093
Stock Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired					$ 5,000,000		4,000,000
Taste of BC Aquafarms Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired				$ 1,000,000	1,000,000		$ 1,000,000
Taste of BC Aquafarms Inc [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cumulative revenue					1,300,000	$ 1,300,000												$ 1,300,000
Taste of BC Aquafarms Inc [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cumulative revenue					$ 1,300,000	$ 1,300,000												$ 1,300,000
Asset Purchase [Member] | Gault Sea Food, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired			$ 359,250
Common stock fair value																$ 359,250
Asset Purchase [Member] | Gault Sea Food, LLC [Member] | Revision of Prior Period, Adjustment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses net of cash acquired		$ 359,250
Number of shares issued | shares		8,355	8,355
Common stock fair value		$ 359,250